Subsequent Events (Additional Information) (Details) - Subsequent Event [Member] $ in Millions	Mar. 11, 2022 USD ($)
Subsequent Event [Line Items]
Business acquire consideration	$ 17.5
Contingent consideration	$ 25.0
FGen AG [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired	100.00%